Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
Document Creation Date	dei_DocumentCreationDate	Jan. 03, 2017